INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of Components of Tax Benefit (Expense)

	Years ended December 31,
	2019	2020	2021
Income (loss) before income tax
PRC	$(10,273,181)	$2,104,024	$1,589,476
Other jurisdictions	(301,925)	214,999	5,799,396

Total	(10,575,106)	2,319,023	7,388,872

Current tax expense
PRC	(9,835)	(5,118)	(348,494)
Other jurisdictions	(839,676)	(441,495)	(66,754)

Subtotal	(849,511)	(446,613)	(415,248)
Deferred tax benefit (expense)
PRC	—	—	—
Other jurisdictions	(255,538)	283,577	(359,164)

Subtotal	(255,538)	283,577	(359,164)

Total income tax expense	$(1,105,049)	$(163,036)	$(774,412)

Schedule of Principal Components of Deferred Income Tax Assets and Liabilities

	At December 31,
	2020	2021
Deferred tax assets:
Accrued expenses	$13,451	$13,772
Net operating losses	9,491,051	7,214,260
Unrealized internal profit	1,125,023	776,260
Allowances for credit losses	1,281,259	1,209,220
Impairment loss of assets	122,764	126,337
Other	157,101	133,409
Total gross deferred tax assets	12,190,649	9,473,258
Valuation allowance on deferred tax assets	(11,006,328)	(8,696,997)
Net deferred tax assets	$1,184,321	$776,261

Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate

	Years ended December 31,
	2019	2020	2021
PRC applicable income tax rate	25%	25%	25%
Change in deferred tax valuation allowance	(57)%	(21)%	(20)%
Preferential tax rate(1)	7%	(42)%	(16)%
Effect of different tax rate of subsidiaries	16%	39%	17%
Other	(1)%	6%	4%
Effective income tax rate	(10)%	7%	10%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday

	Years ended December 31,
	2019	2020	2021

Preferential tax effect(1)	$720,847	$975,859	$1,160,939
(1)	Certain solar power project entities are fully exempted from PRC CIT for three years starting from the year in which such project generates revenue from the sale of electricity and is 50% exempted from PRC CIT for another three years. Besides, certain solar power project entities enjoy the preferential tax policies in connection with the development of the western region of China and are subject to a preferential tax rate of 15%.